JPMorgan Income ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 34.9%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	64,000	63,980
7.88%, 4/15/2027 (a)	455,000	455,330
8.75%, 11/15/2030 (a)	405,000	414,639
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	250,000	225,942
Howmet Aerospace, Inc. 6.75%, 1/15/2028	150,000	154,816
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	487,000	526,588
TransDigm, Inc. 6.25%, 3/15/2026 (a)	625,000	620,688
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	186,000	190,935
		2,652,918
Automobile Components — 1.0%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	800,000	770,198
7.00%, 4/15/2028 (a)	185,000	187,973
8.25%, 4/15/2031 (a)	155,000	157,593
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	25,000	23,582
5.88%, 6/1/2029 (a)	665,000	643,633
3.75%, 1/30/2031 (a)	500,000	417,612
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	63,000	60,773
6.88%, 7/1/2028	540,000	496,897
5.00%, 10/1/2029	400,000	331,044
Clarios Global LP
6.75%, 5/15/2025 (a)	135,000	135,336
6.25%, 5/15/2026 (a)	1,385,000	1,377,375
8.50%, 5/15/2027 (a)	1,015,000	1,021,082
Cooper-Standard Automotive, Inc. 13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (b)	100,000	104,922
Dana, Inc.
5.38%, 11/15/2027	140,000	132,897
5.63%, 6/15/2028	335,000	319,288
4.25%, 9/1/2030	40,000	33,950
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	80,000	68,236
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,709,000	1,559,204
5.25%, 7/15/2031	150,000	130,125
Icahn Enterprises LP 6.25%, 5/15/2026	640,000	604,282
		8,576,002
Banks — 1.2%
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (c) (d) (e) (f) (g)	400,000	361,000
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (c) (g)	600,000	602,918
BBVA Bancomer SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (c) (f) (g)	400,000	357,352
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (g)	4,678,000	4,655,941

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.13%, 1/18/2028 (a)	725,000	708,722
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (d) (e) (g)	95,000	91,507
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (g)	100,000	87,018
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (g)	200,000	200,492
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (g)	290,000	306,222
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (g)	200,000	155,329
ING Groep NV (Netherlands) (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (c) (d) (e) (f) (g)	200,000	196,760
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (c) (d) (e) (g)	200,000	191,901
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (g)	720,000	726,060
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (g)	315,000	316,132
Toronto-Dominion Bank (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (c) (g)	950,000	955,251
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (g)	162,000	146,152
		10,058,757
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	400,000	353,360
Broadline Retail — 0.2%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,365,000	1,278,646
Nordstrom, Inc.
4.00%, 3/15/2027	100,000	94,023
4.38%, 4/1/2030	150,000	124,716
4.25%, 8/1/2031	110,000	86,845
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (b)	189,000	124,615
9.75%, 10/1/2027 (a)	22,913	22,684
		1,731,529
Building Products — 0.6%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	150,000	142,451
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	150,000	139,692
6.38%, 6/15/2032 (a)	645,000	634,649
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	1,070,000	1,067,325
Griffon Corp. 5.75%, 3/1/2028	85,000	80,337
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	200,000	184,474
Masonite International Corp. 5.38%, 2/1/2028 (a)	250,000	237,500
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	150,000	127,088
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	2,175,000	2,044,108
4.38%, 7/15/2030 (a)	320,000	280,490
Summit Materials LLC 7.25%, 1/15/2031 (a) (h)	124,000	124,836
		5,062,950

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 0.3%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	40,000	32,186
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (g)	95,000	89,664
(SOFR + 1.08%), 5.80%, 8/10/2026 (g)	1,150,000	1,150,998
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (d) (e) (g)	390,000	395,675
Nasdaq, Inc. 5.35%, 6/28/2028	1,160,000	1,164,948
		2,833,471
Chemicals — 1.1%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	350,000	331,804
3.38%, 2/15/2029 (a)	1,150,000	1,001,917
Braskem Idesa SAPI 6.99%, 2/20/2032 (a)	400,000	255,000
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	200,000	181,940
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	213,580
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,655,000	1,498,068
4.63%, 11/15/2029 (a)	75,000	63,016
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	365,000	324,354
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	200,000	206,484
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	1,805,000	1,624,767
8.50%, 11/15/2028 (a)	200,000	206,600
4.25%, 5/15/2029 (a)	25,000	19,738
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	20,000	19,055
4.50%, 10/15/2029	1,220,000	1,040,232
4.00%, 4/1/2031	200,000	160,505
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	9,000	7,515
5.13%, 4/1/2029 (a)	220,000	85,468
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	1,015,000	966,590
5.63%, 8/15/2029 (a)	1,020,000	858,605
		9,065,238
Commercial Services & Supplies — 1.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	805,000	696,946
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	630,000	559,963
4.88%, 7/15/2032 (a)	180,000	157,738
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	1,190,000	1,156,303
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,005,000	951,083
Brink's Co. (The) 4.63%, 10/15/2027 (a)	300,000	281,229
Garda World Security Corp. 4.63%, 2/15/2027 (a)	215,000	204,427
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	1,140,000	1,101,070
5.13%, 12/15/2026 (a)	25,000	24,253

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
4.00%, 8/1/2028 (a)	780,000	695,920
4.38%, 8/15/2029 (a)	60,000	52,984
6.75%, 1/15/2031 (a)	158,000	159,383
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,820,000	1,616,831
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	495,000	489,590
3.38%, 8/31/2027 (a)	1,205,000	1,090,156
Stericycle, Inc. 3.88%, 1/15/2029 (a)	250,000	220,436
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	150,000	153,616
		9,611,928
Communications Equipment — 0.2%
Ciena Corp. 4.00%, 1/31/2030 (a)	150,000	132,227
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,170,000	1,003,275
8.25%, 3/1/2027 (a)	710,000	353,225
4.75%, 9/1/2029 (a)	625,000	392,187
		1,880,914
Construction & Engineering — 0.2%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (f)	489,816	342,308
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	90,000	81,360
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (f)	192,467	191,745
MasTec, Inc. 4.50%, 8/15/2028 (a)	275,000	247,818
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (f)	400,000	311,052
Pike Corp. 8.63%, 1/31/2031 (a)	105,000	106,169
Weekley Homes LLC 4.88%, 9/15/2028 (a)	150,000	137,434
		1,417,886
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	150,000	154,059
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	336,707
3.00%, 10/29/2028	810,000	713,897
Avolon Holdings Funding Ltd. (Ireland) 2.88%, 2/15/2025 (a)	1,140,000	1,088,861
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	1,755,000	1,667,790
4.69%, 6/9/2025	200,000	194,304
5.13%, 6/16/2025	600,000	586,523
3.38%, 11/13/2025	200,000	188,432
4.39%, 1/8/2026	600,000	575,246
6.95%, 6/10/2026	200,000	202,235
4.54%, 8/1/2026	200,000	190,241
4.27%, 1/9/2027	725,000	680,879
4.13%, 8/17/2027	3,505,000	3,239,044
2.90%, 2/10/2029	200,000	169,599
7.20%, 6/10/2030	200,000	206,751
OneMain Finance Corp.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
7.13%, 3/15/2026	95,000	95,794
3.88%, 9/15/2028	625,000	536,705
		10,673,008
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,075,000	1,993,466
5.88%, 2/15/2028 (a)	1,020,000	1,006,298
3.50%, 3/15/2029 (a)	620,000	549,501
4.88%, 2/15/2030 (a)	405,000	378,679
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	1,060,000	1,025,963
4.25%, 8/1/2029 (a)	1,010,000	903,316
Rite Aid Corp.
7.50%, 7/1/2025 (a) (i)	248,000	187,240
8.00%, 11/15/2026 (a) (i)	225,000	169,875
US Foods, Inc.
6.88%, 9/15/2028 (a)	130,000	131,804
4.75%, 2/15/2029 (a)	794,000	735,989
4.63%, 6/1/2030 (a)	266,000	239,991
		7,322,122
Containers & Packaging — 1.0%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	1,020,000	902,338
5.25%, 8/15/2027 (a)	1,020,000	748,899
LABL, Inc. 6.75%, 7/15/2026 (a)	1,440,000	1,368,741
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	1,820,000	1,807,954
9.25%, 4/15/2027 (a)	110,000	100,104
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	455,000	450,314
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	2,200,000	2,013,000
TriMas Corp. 4.13%, 4/15/2029 (a)	65,000	56,504
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (j)	650,000	624,637
8.50%, 8/15/2027 (a) (j)	250,000	227,199
		8,299,690
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	185,000	188,415
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	1,230,000	1,033,237
Diversified REITs — 0.2%
VICI Properties LP
4.50%, 9/1/2026 (a)	200,000	189,980
4.25%, 12/1/2026 (a)	345,000	325,035
3.75%, 2/15/2027 (a)	395,000	365,742
4.50%, 1/15/2028 (a)	150,000	139,268

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
3.88%, 2/15/2029 (a)	675,000	601,088
4.63%, 12/1/2029 (a)	37,000	33,485
		1,654,598
Diversified Telecommunication Services — 2.1%
Altice France Holding SA 10.50%, 5/15/2027 (a)	400,000	212,460
Altice France SA (France)
8.13%, 2/1/2027 (a)	400,000	344,068
5.13%, 7/15/2029 (a)	250,000	178,802
5.50%, 10/15/2029 (a)	400,000	288,611
CCO Holdings LLC
5.00%, 2/1/2028 (a)	355,000	332,663
5.38%, 6/1/2029 (a)	2,541,000	2,356,324
6.38%, 9/1/2029 (a)	820,000	791,161
4.75%, 3/1/2030 (a)	4,310,000	3,771,947
4.50%, 8/15/2030 (a)	4,057,000	3,480,958
4.25%, 2/1/2031 (a)	1,304,000	1,087,795
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	900,000	845,529
5.00%, 5/1/2028 (a)	760,000	681,849
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	1,730,000	1,603,124
Level 3 Financing, Inc.
4.63%, 9/15/2027 ‡ (a)	745,000	454,450
4.25%, 7/1/2028 ‡ (a)	450,000	252,000
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	100,000	49,000
4.00%, 2/15/2027 (a)	1,975,000	1,043,432
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	200,000	176,420
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	43,000	40,310
6.00%, 9/30/2034	29,000	26,172
		18,017,075
Electric Utilities — 0.9%
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	200,000	176,060
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (f)	200,000	183,000
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (f)	700,000	696,281
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	200,000	192,158
6.38%, 5/15/2043 (f)	200,000	164,722
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (f)	200,000	185,160
NRG Energy, Inc.
6.63%, 1/15/2027	20,000	19,848
5.75%, 1/15/2028	2,045,000	1,994,999
5.25%, 6/15/2029 (a)	130,000	121,111
3.63%, 2/15/2031 (a)	410,000	335,240
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (f)	182,793	155,347
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (f)	200,000	194,738

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Vistra Operations Co. LLC
5.13%, 5/13/2025 (a)	740,000	728,299
5.63%, 2/15/2027 (a)	595,000	578,763
5.00%, 7/31/2027 (a)	1,583,000	1,506,525
		7,232,251
Electrical Equipment — 0.1%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	80,000	79,860
6.05%, 4/15/2028 (a)	410,000	403,392
6.30%, 2/15/2030 (a)	219,000	216,425
6.40%, 4/15/2033 (a)	97,000	95,592
		795,269
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC 4.25%, 4/1/2028	150,000	141,180
Coherent Corp. 5.00%, 12/15/2029 (a)	862,000	780,130
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,845,000	1,559,855
		2,481,165
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	390,000	386,433
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (f)	176,852	155,154
Nabors Industries, Inc.
5.75%, 2/1/2025	115,000	114,713
7.38%, 5/15/2027 (a)	110,000	106,355
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	150,000	149,088
6.88%, 1/15/2029 (a)	225,000	212,627
Transocean, Inc. 8.75%, 2/15/2030 (a)	133,000	135,831
		1,260,201
Entertainment — 0.6%
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	175,000	170,251
6.50%, 5/15/2027 (a)	1,410,000	1,409,587
4.75%, 10/15/2027 (a)	2,315,000	2,176,100
3.75%, 1/15/2028 (a)	140,000	126,630
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	720,000	679,372
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	198,000	173,111
3.88%, 7/15/2030 (a)	307,000	267,402
		5,002,453
Financial Services — 0.4%
Block, Inc. 3.50%, 6/1/2031	1,150,000	962,442
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (g)	500,000	480,158
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	280,000	259,105
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	429,000	443,024

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	165,000	149,119
3.63%, 3/1/2029 (a)	1,008,000	885,359
		3,179,207
Food Products — 0.5%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	1,725,000	1,544,247
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (a)	300,000	303,375
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	743,000	722,931
5.50%, 12/15/2029 (a)	92,000	86,483
4.63%, 4/15/2030 (a)	2,000,000	1,786,794
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	172,046
		4,615,876
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	210,000	205,067
5.75%, 5/20/2027	615,000	587,385
9.38%, 6/1/2028 (a)	262,000	268,783
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	150,000	132,089
		1,193,324
Ground Transportation — 0.8%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	225,000	212,308
4.75%, 4/1/2028 (a)	1,470,000	1,332,063
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	674,000	663,890
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	180,000	153,114
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	100,000	88,137
5.00%, 12/1/2029 (a)	1,705,000	1,308,619
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	105,000	94,145
RXO, Inc. 7.50%, 11/15/2027 (a)	150,000	153,992
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (a)	200,000	194,375
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	525,000	534,844
7.50%, 9/15/2027 (a)	975,000	992,874
4.50%, 8/15/2029 (a)	700,000	644,058
XPO, Inc. 6.25%, 6/1/2028 (a)	175,000	172,887
		6,545,306
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,905,000	1,781,881
Hologic, Inc.
4.63%, 2/1/2028 (a)	150,000	141,390
3.25%, 2/15/2029 (a)	1,259,000	1,105,468
Medline Borrower LP

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
3.88%, 4/1/2029 (a)	1,825,000	1,619,772
5.25%, 10/1/2029 (a)	965,000	873,292
		5,521,803
Health Care Providers & Services — 1.6%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	200,000	174,402
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	240,000	229,930
5.00%, 4/15/2029 (a)	185,000	172,701
Centene Corp. 4.63%, 12/15/2029	460,000	427,217
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,586,000	1,526,940
5.63%, 3/15/2027 (a)	475,000	423,823
6.00%, 1/15/2029 (a)	445,000	374,913
4.75%, 2/15/2031 (a)	130,000	95,378
DaVita, Inc.
4.63%, 6/1/2030 (a)	205,000	173,269
3.75%, 2/15/2031 (a)	1,465,000	1,146,861
Encompass Health Corp.
4.50%, 2/1/2028	910,000	850,511
4.75%, 2/1/2030	630,000	572,475
4.63%, 4/1/2031	350,000	307,214
McKesson Corp. 5.25%, 2/15/2026	395,000	393,973
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	629,000	538,582
Tenet Healthcare Corp.
4.88%, 1/1/2026	1,070,000	1,051,365
6.25%, 2/1/2027	167,000	166,282
5.13%, 11/1/2027	2,750,000	2,638,192
4.63%, 6/15/2028	1,995,000	1,858,128
6.13%, 6/15/2030	233,000	226,968
6.75%, 5/15/2031 (a)	489,000	489,549
		13,838,673
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	750,000	726,010
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	2,035,000	1,932,701
4.50%, 2/15/2029 (a)	70,000	63,139
		1,995,840
Hotels, Restaurants & Leisure — 2.0%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,370,000	1,260,994
4.00%, 10/15/2030 (a)	405,000	349,144
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	375,000	339,007
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	1,465,000	1,456,566
8.13%, 7/1/2027 (a)	695,000	708,034

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.63%, 10/15/2029 (a)	180,000	158,167
Carnival Corp.
5.75%, 3/1/2027 (a)	55,000	52,282
9.88%, 8/1/2027 (a)	210,000	219,457
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	1,015,000	1,103,711
Cedar Fair LP
5.50%, 5/1/2025 (a)	560,000	557,611
5.25%, 7/15/2029	190,000	173,726
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (a)	780,000	700,477
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,050,000	1,021,088
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	150,000	126,117
MGM Resorts International
6.75%, 5/1/2025	1,120,000	1,122,241
5.75%, 6/15/2025	415,000	412,660
4.63%, 9/1/2026	220,000	211,248
5.50%, 4/15/2027	60,000	58,128
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	1,134,000	1,229,878
8.25%, 1/15/2029 (a)	413,000	430,553
9.25%, 1/15/2029 (a)	215,000	228,799
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	815,000	779,116
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	15,000	15,052
Station Casinos LLC 4.50%, 2/15/2028 (a)	630,000	569,804
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (f)	200,000	155,100
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	775,000	772,781
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	180,000	177,831
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (f)	200,000	176,773
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	2,100,000	1,891,297
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	1,050,000	975,930
		17,433,572
Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	535,000	517,468
Newell Brands, Inc.
4.88%, 6/1/2025	100,000	97,591
5.20%, 4/1/2026 (j)	1,640,000	1,583,171
6.37%, 4/1/2036 (j)	150,000	132,471
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,930,000	1,670,533
		4,001,234
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	325,000	309,040
4.13%, 10/15/2030	450,000	385,522
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	842,000	752,635
4.38%, 3/31/2029 (a)	1,057,000	911,646
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	620,000	572,071

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
5.50%, 7/15/2030 (a)	320,000	298,714
3.88%, 3/15/2031 (a)	470,000	401,206
		3,630,834
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (a)	590,000	534,374
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (f)	155,000	148,541
		682,915
IT Services — 0.2%
Gartner, Inc. 4.50%, 7/1/2028 (a)	1,426,000	1,335,612
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	150,000	145,066
		1,480,678
Leisure Products — 0.1%
Mattel, Inc. 5.88%, 12/15/2027 (a)	530,000	521,184
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	185,000	175,287
		696,471
Machinery — 0.2%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	150,000	132,375
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	720,000	734,333
Hillenbrand, Inc. 3.75%, 3/1/2031	150,000	124,455
Terex Corp. 5.00%, 5/15/2029 (a)	80,000	73,354
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	190,018
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	150,000	153,000
Wabash National Corp. 4.50%, 10/15/2028 (a)	150,000	128,245
		1,535,780
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (f)	168,118	151,040
Media — 3.8%
Charter Communications Operating LLC 5.38%, 4/1/2038	100,000	86,584
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	1,775,000	1,642,941
7.75%, 4/15/2028 (a)	367,000	300,818
9.00%, 9/15/2028 (a)	1,490,000	1,504,900
CSC Holdings LLC
5.38%, 2/1/2028 (a)	300,000	255,071
6.50%, 2/1/2029 (a)	2,500,000	2,114,450
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,845,000	1,660,207
Discovery Communications LLC 4.95%, 5/15/2042	60,000	46,535
DISH DBS Corp.
5.88%, 11/15/2024	5,661,000	4,969,593
7.75%, 7/1/2026	1,085,000	647,610
5.25%, 12/1/2026 (a)	254,000	204,229
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,717,000	1,704,342
GCI LLC 4.75%, 10/15/2028 (a)	253,000	227,138
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	1,498,000	1,067,931
Gray Television, Inc.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
7.00%, 5/15/2027 (a)	455,000	413,481
4.75%, 10/15/2030 (a)	189,000	134,928
iHeartCommunications, Inc.
6.38%, 5/1/2026	640,000	544,633
5.25%, 8/15/2027 (a)	2,360,000	1,808,616
Lamar Media Corp. 4.88%, 1/15/2029	140,000	132,650
Midcontinent Communications 5.38%, 8/15/2027 (a)	190,000	176,774
News Corp.
3.88%, 5/15/2029 (a)	1,195,000	1,057,141
5.13%, 2/15/2032 (a)	150,000	135,533
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	2,290,000	2,168,218
4.75%, 11/1/2028 (a)	750,000	663,861
Outfront Media Capital LLC 4.63%, 3/15/2030 (a)	150,000	128,806
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (g)	151,000	121,555
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	150,000	105,375
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,200,000	1,140,107
4.00%, 7/15/2028 (a)	955,000	853,285
5.50%, 7/1/2029 (a)	1,780,000	1,653,905
Stagwell Global LLC 5.63%, 8/15/2029 (a)	775,000	679,094
TEGNA, Inc.
4.63%, 3/15/2028	495,000	450,168
5.00%, 9/15/2029	575,000	511,002
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	1,141,000	1,153,369
4.50%, 5/1/2029 (a)	182,000	159,691
7.38%, 6/30/2030 (a)	155,000	152,118
Videotron Ltd. (Canada)
5.13%, 4/15/2027 (a)	1,300,000	1,257,770
3.63%, 6/15/2029 (a)	150,000	131,644
		32,166,073
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	200,000	192,007
6.13%, 5/15/2028 (a)	200,000	196,943
ATI, Inc.
5.88%, 12/1/2027	175,000	169,118
4.88%, 10/1/2029	25,000	22,375
7.25%, 8/15/2030	150,000	150,704
Big River Steel LLC 6.63%, 1/31/2029 (a)	55,000	54,906
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	420,000	377,451
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (f)	400,000	378,250
FMG Resources August 2006 Pty. Ltd. 4.38%, 4/1/2031 (a)	405,000	353,371
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (f)	200,000	187,700
Novelis Corp.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
4.75%, 1/30/2030 (a)	1,299,000	1,179,294
3.88%, 8/15/2031 (a)	341,000	287,023
		3,549,142
Oil, Gas & Consumable Fuels — 4.2%
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (a)	250,000	183,125
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	30,000	30,589
5.75%, 3/1/2027 (a)	340,000	332,669
5.75%, 1/15/2028 (a)	1,470,000	1,421,962
5.38%, 6/15/2029 (a)	425,000	397,989
Antero Resources Corp.
8.38%, 7/15/2026 (a)	20,000	20,649
7.63%, 2/1/2029 (a)	270,000	276,512
5.38%, 3/1/2030 (a)	335,000	313,768
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	242,000	238,665
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	200,000	205,167
8.50%, 4/30/2030 (a)	550,000	562,435
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	150,000	151,508
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (g)	75,000	67,407
Buckeye Partners LP
3.95%, 12/1/2026	902,000	850,134
4.13%, 12/1/2027	170,000	157,017
4.50%, 3/1/2028 (a)	200,000	182,479
California Resources Corp. 7.13%, 2/1/2026 (a)	100,000	100,605
Cheniere Energy, Inc. 4.63%, 10/15/2028	485,000	461,584
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	1,670,000	1,664,060
Chord Energy Corp. 6.38%, 6/1/2026 (a)	375,000	372,581
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	390,000	399,434
8.63%, 11/1/2030 (a)	695,000	719,828
8.75%, 7/1/2031 (a)	407,000	421,232
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	390,000	394,360
Comstock Resources, Inc. 5.88%, 1/15/2030 (a)	1,380,000	1,197,068
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	105,000	108,507
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,315,000	1,180,568
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	300,000	291,600
8.63%, 1/19/2029	140,000	144,613
4.63%, 11/2/2031	100,000	79,770
8.88%, 1/13/2033	480,000	492,576
Enbridge, Inc. (Canada) Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (g)	305,000	304,469
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	175,000	170,536
Energian Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (f)	300,000	274,080
5.38%, 3/30/2028 (f)	50,000	43,453

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
3.90%, 5/15/2024 (j)	1,155,000	1,144,396
5.75%, 4/1/2025	125,000	124,441
5.63%, 5/1/2027 (a)	535,000	525,664
8.00%, 4/1/2029 (a)	180,000	186,447
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	98,000	97,242
6.50%, 7/1/2027 (a)	715,000	716,138
5.50%, 7/15/2028	290,000	281,874
7.50%, 6/1/2030 (a)	150,000	154,787
4.75%, 1/15/2031 (a)	290,000	258,283
Genesis Energy LP
8.00%, 1/15/2027	985,000	985,904
8.25%, 1/15/2029	97,000	95,992
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (f)	200,000	195,250
Greenko Wind Projects Mauritius Ltd. (India) 5.50%, 4/6/2025 (f)	200,000	194,000
Greensaif Pipelines Bidco Sarl (Saudi Arabia) 6.51%, 2/23/2042 (f)	200,000	200,000
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	280,000	283,463
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	1,235,000	1,219,562
5.13%, 6/15/2028 (a)	30,000	28,710
4.25%, 2/15/2030 (a)	305,000	272,776
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	150,000	155,987
KazMunayGas National Co. JSC (Kazakhstan)
4.75%, 4/19/2027 (f)	200,000	190,160
5.38%, 4/24/2030 (f)	200,000	187,700
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	547,000	521,066
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (f)	450,000	434,250
6.50%, 6/30/2027 (f)	150,000	140,415
6.75%, 6/30/2030 (f)	50,000	45,375
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (f)	200,000	188,500
NuStar Logistics LP
6.00%, 6/1/2026	150,000	149,503
5.63%, 4/28/2027	455,000	447,904
6.38%, 10/1/2030	405,000	394,875
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.50%, 10/25/2027 (f)	500,000	517,969
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (f)	800,000	616,000
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	200,000	118,180
Petroleos Mexicanos (Mexico)
4.88%, 1/18/2024	150,000	148,713
4.25%, 1/15/2025	200,000	191,780
6.88%, 10/16/2025	400,000	386,660
4.50%, 1/23/2026	200,000	182,018
6.88%, 8/4/2026	250,000	234,913
6.50%, 3/13/2027	400,000	359,350
5.35%, 2/12/2028	300,000	248,295
5.95%, 1/28/2031	330,000	245,982

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
10.00%, 2/7/2033	750,000	695,400
6.38%, 1/23/2045	410,000	243,909
7.69%, 1/23/2050	500,000	330,950
Range Resources Corp.
8.25%, 1/15/2029	588,000	609,350
4.75%, 2/15/2030 (a)	158,000	144,107
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	200,000	191,504
4.80%, 5/15/2030 (a)	150,000	134,300
SM Energy Co.
6.75%, 9/15/2026	430,000	424,382
6.50%, 7/15/2028	150,000	146,006
Southwestern Energy Co.
8.38%, 9/15/2028	160,000	165,477
5.38%, 2/1/2029	315,000	299,724
5.38%, 3/15/2030	405,000	384,005
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030 (f)	200,000	202,000
Sunoco LP
4.50%, 5/15/2029	500,000	455,721
4.50%, 4/30/2030	405,000	363,990
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	770,000	774,423
6.00%, 3/1/2027 (a)	65,000	62,514
5.50%, 1/15/2028 (a)	570,000	525,851
6.00%, 12/31/2030 (a)	320,000	288,937
6.00%, 9/1/2031 (a)	150,000	134,498
Targa Resources Partners LP
6.50%, 7/15/2027	285,000	287,718
5.50%, 3/1/2030	25,000	24,132
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (g)	100,000	83,345
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	977,000	968,664
9.50%, 2/1/2029 (a)	215,000	221,836
9.88%, 2/1/2032 (a)	215,000	220,341
Vital Energy, Inc. 10.13%, 1/15/2028	465,000	473,480
		36,140,087
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (f)	200,000	199,500
Passenger Airlines — 0.4%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	110,000	120,379
5.50%, 4/20/2026 (a)	2,016,667	1,985,324
5.75%, 4/20/2029 (a)	450,000	431,117
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	251,137	249,753
United Airlines, Inc. 4.38%, 4/15/2026 (a)	330,000	313,808
		3,100,381

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — 0.3%
Coty, Inc.
5.00%, 4/15/2026 (a)	364,000	355,280
4.75%, 1/15/2029 (a)	210,000	195,512
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,670,000	1,590,676
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	390,000	370,620
		2,512,088
Pharmaceuticals — 0.9%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	1,065,000	937,303
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,075,000	1,807,844
9.00%, 12/15/2025 (a)	1,405,000	1,259,781
5.75%, 8/15/2027 (a)	715,000	389,675
5.00%, 2/15/2029 (a)	450,000	157,311
5.25%, 1/30/2030 (a)	70,000	25,062
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	50,000	47,211
3.13%, 2/15/2029 (a)	155,000	129,812
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	250,000	231,808
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (j)	620,000	619,225
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	179,925
Organon & Co.
4.13%, 4/30/2028 (a)	1,770,000	1,571,706
5.13%, 4/30/2031 (a)	400,000	314,713
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	50,000	45,305
		7,716,681
Professional Services — 0.0% ^
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	150,000	151,500
Real Estate Management & Development — 0.0% ^
Realogy Group LLC
5.75%, 1/15/2029 (a)	218,000	155,479
5.25%, 4/15/2030 (a)	125,000	84,139
		239,618
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	365,000	366,664
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	200,000	188,955
5.95%, 6/15/2030 (a)	660,000	637,532
Entegris, Inc.
4.38%, 4/15/2028 (a)	290,000	270,607
3.63%, 5/1/2029 (a)	35,000	30,598
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	440,000	397,771
Synaptics, Inc. 4.00%, 6/15/2029 (a)	150,000	129,797
		2,021,924
Software — 0.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	175,000	172,064
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	675,000	585,092

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,430,000	1,290,195
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	2,705,000	2,477,371
RingCentral, Inc. 8.50%, 8/15/2030 (a)	220,000	219,164
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,600,000	1,548,417
		6,292,303
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	290,000	274,804
5.00%, 7/15/2028 (a)	115,000	107,388
SBA Communications Corp. 3.88%, 2/15/2027	795,000	748,369
		1,130,561
Specialty Retail — 1.0%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	65,000	59,799
4.63%, 11/15/2029 (a)	1,120,000	1,008,674
4.75%, 3/1/2030	70,000	62,753
Bath & Body Works, Inc.
7.50%, 6/15/2029	105,000	107,811
6.75%, 7/1/2036	115,000	106,943
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	490,000	403,395
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	30,000	27,036
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	845,000	744,885
4.38%, 1/15/2031 (a)	150,000	129,266
Penske Automotive Group, Inc. 3.75%, 6/15/2029	304,000	263,654
PetSmart, Inc. 4.75%, 2/15/2028 (a)	2,755,000	2,519,467
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	528,000	465,420
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	1,111,000	1,014,209
6.13%, 7/1/2029 (a)	45,000	39,745
6.00%, 12/1/2029 (a)	159,000	138,330
Staples, Inc. 7.50%, 4/15/2026 (a)	1,410,000	1,247,841
		8,339,228
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	430,000	385,757
8.25%, 12/15/2029 (a)	245,000	260,199
8.50%, 7/15/2031 (a)	42,000	44,883
		690,839
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	150,000	145,465
Tobacco — 0.0% ^
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	310,000	297,367
Trading Companies & Distributors — 0.8%
Air Lease Corp. 5.85%, 12/15/2027	540,000	542,304

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	775,000	752,550
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,330,000	2,117,013
United Rentals North America, Inc.
4.88%, 1/15/2028	1,446,000	1,390,747
6.00%, 12/15/2029 (a)	214,000	213,699
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	1,545,000	1,547,198
7.25%, 6/15/2028 (a)	605,000	615,189
		7,178,700
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA (Guatemala) 5.13%, 1/15/2028 (f)	180,000	162,450
Sprint LLC
7.13%, 6/15/2024	25,000	25,117
7.63%, 2/15/2025	275,000	279,218
7.63%, 3/1/2026	1,000,000	1,036,939
United States Cellular Corp. 6.70%, 12/15/2033	150,000	147,048
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (g)	100,000	80,391
		1,731,163
Total Corporate Bonds (Cost $301,891,418)		298,189,679
Mortgage-Backed Securities — 25.6%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	1,500,000	1,448,854
Pool # WN2492, 4.93%, 6/1/2028	1,000,000	987,163
Pool # WN2493, 4.94%, 9/1/2028	900,000	889,641
Pool # WN2435, 3.99%, 7/1/2030	2,070,000	1,947,700
Pool # WN2184, 2.50%, 4/1/2032	330,000	271,490
Pool # WN2270, 3.95%, 10/1/2032	600,000	539,999
Pool # WN2271, 3.95%, 10/1/2032	450,000	405,003
Pool # WN2290, 3.80%, 11/1/2032	470,000	418,699
Pool # WN2298, 4.35%, 11/1/2032	580,000	533,299
Pool # WA3236, 4.75%, 11/1/2032	576,112	541,345
Pool # WN2326, 4.45%, 12/1/2032	210,000	198,037
Pool # WN1205, 4.60%, 1/1/2033	390,000	362,093
Pool # WN1206, 4.60%, 1/1/2033	537,000	499,296
Pool # WN2308, 4.90%, 1/1/2033	200,000	188,608
Pool # WA4830, 3.96%, 9/1/2053	500,000	408,152
FNMA UMBS, 30 Year
Pool # MA4894, 6.00%, 1/1/2053	5,374,393	5,393,844
Pool # MA4919, 5.50%, 2/1/2053	10,238,853	10,091,460
Pool # MA5073, 6.00%, 7/1/2053	10,899,941	10,932,259
Pool # MA5167, 6.50%, 10/1/2053	10,756,821	10,928,250
Pool # MA5192, 6.50%, 11/1/2053	31,659,653	32,162,878
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,500,000	1,462,108
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,192,614

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,442,071
Pool # BS9607, 5.06%, 9/1/2030	162,000	162,666
Pool # BS9738, 4.97%, 10/1/2030	220,000	219,739
Pool # BS3377, 1.72%, 10/1/2031	205,000	161,315
Pool # BS4789, 2.17%, 2/1/2032	1,000,000	808,798
Pool # BS6953, 4.90%, 10/1/2032	280,000	277,728
Pool # BS7948, 4.38%, 4/1/2033	335,000	318,963
Pool # BS8058, 4.89%, 4/1/2033	503,399	498,582
Pool # BS8213, 4.22%, 5/1/2033	79,465	75,143
Pool # BS8720, 4.40%, 6/1/2033	597,720	570,900
Pool # BS8742, 4.39%, 7/1/2033	557,000	530,096
Pool # BS8929, 4.52%, 7/1/2033	8,800,000	8,462,628
Pool # BS8912, 4.58%, 7/1/2033	210,000	203,746
Pool # BS8965, 4.69%, 7/1/2033	1,150,000	1,118,834
Pool # BS9112, 4.65%, 8/1/2033	394,198	383,496
Pool # BS9812, 5.06%, 11/1/2033	400,000	402,390
Pool # BS4294, 1.97%, 1/1/2034	800,000	613,315
Pool # BS7122, 4.94%, 11/1/2034	520,000	512,532
GNMA II, 30 Year
Pool # MA8151, 4.50%, 7/20/2052	30	28
Pool # MA8649, 6.00%, 2/20/2053	485,982	489,704
Pool # MA8651, 7.00%, 2/20/2053	184,767	189,806
Pool # MA9109, 7.00%, 8/20/2053	2,148,149	2,206,732
Pool # MA9110, 7.50%, 8/20/2053	557,571	570,624
Pool # MA9173, 6.50%, 9/20/2053	11,253,383	11,448,293
Pool # MA9174, 7.00%, 9/20/2053	8,481,447	8,712,747
Pool # MA9243, 6.50%, 10/20/2053	57,879,219	58,870,848
GNMA II, Other
Pool # CW7529, 7.00%, 9/20/2063	119,916	122,456
Pool # CX4071, 7.00%, 10/20/2063	1,999,227	2,041,574
Pool # CX4083, 7.00%, 10/20/2063	699,750	714,572
Pool # CY0090, 7.00%, 10/20/2063	249,931	255,225
Pool # CY0120, 7.00%, 10/20/2063	220,603	225,275
GNMA II, Single Family, 30 Year
TBA, 5.50%, 12/15/2053 (h)	6,883,000	6,832,343
TBA, 6.00%, 12/15/2053 (h)	25,897,000	26,082,546
Total Mortgage-Backed Securities (Cost $217,599,245)		219,328,507
Asset-Backed Securities — 18.8%
ACHV ABS TRUST Series 2023-2PL, Class B, 6.88%, 5/20/2030 (a)	487,148	487,392
Affirm Asset Securitization Trust
Series 2022-A, Class 1D, 5.53%, 5/17/2027 (a)	595,000	575,621
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	1,030,000	1,028,160
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	500,000	499,506
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	1,436,000	1,445,790
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	4,681	4,713
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	45,500	39,589
American Credit Acceptance Receivables Trust
Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	192,008	191,639

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-3, Class B, 4.55%, 10/13/2026 (a)	404,874	404,154
Series 2022-4, Class B, 6.75%, 10/13/2026 (a)	200,000	200,177
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	800,000	760,796
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	2,566,000	2,580,122
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	190,000	181,274
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	267,000	262,580
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	210,000	211,894
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	400,000	393,667
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	395,000	387,896
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	900,000	890,026
Series 2023-3, Class C, 6.44%, 10/12/2029 (a)	1,083,000	1,081,991
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,800,000	1,791,233
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	2,400,000	2,438,461
AMSR Trust Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	100,000	94,562
Apidos CLO (Cayman Islands)
Series 2019-31A, Class A1R, 6.76%, 4/15/2031 (a) (k)	1,000,000	999,464
Series XXXA, Class A1A, 6.80%, 10/18/2031 (a) (k)	990,000	989,470
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	495,000	465,096
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.53%, 1/15/2029 (a) (k)	668,036	665,896
Series 2016-39A, Class A1R2, 6.71%, 4/18/2031 (a) (k)	1,440,000	1,439,214
Series 2019-52A, Class A1R, 6.72%, 4/22/2031 (a) (k)	1,400,000	1,398,988
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	461,000	431,249
Series 2022-3A, Class A, 4.62%, 2/20/2027 (a)	943,000	918,470
Series 2023-4A, Class A, 5.49%, 6/20/2029 (a)	800,000	789,307
Bain Capital Credit CLO (Cayman Islands)
Series 2018-1A, Class A1, 6.63%, 4/23/2031 (a) (k)	902,598	900,522
Series 2020-1A, Class A1, 6.85%, 4/18/2033 (a) (k)	560,000	558,248
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2020-3A, Class A1R, 6.83%, 10/23/2034 (a) (k)	250,000	248,658
Series 2021-7A, Class A1, 6.81%, 1/22/2035 (a) (k)	270,000	268,902
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 6.69%, 7/15/2032 (a) (k)	800,000	796,951
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2019-18A, Class A1R, 6.83%, 10/15/2034 (a) (k)	1,000,000	998,364
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class B, 6.80%, 8/15/2029	442,000	446,357
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	7,941	8,127
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 8.19%, 12/15/2038 (a) (k)	275,000	258,745
Series 2021-FL7, Class E, 8.84%, 12/15/2038 (a) (k)	265,000	243,689
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	50,787	48,175
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 6.63%, 4/17/2031 (a) (k)	951,763	949,143
Series 2014-3RA, Class A1A, 6.70%, 7/27/2031 (a) (k)	1,402,998	1,401,824
Series 2015-4A, Class A1R, 7.02%, 7/20/2032 (a) (k)	850,000	849,553
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1, 6.70%, 4/20/2031 (a) (k)	1,257,045	1,255,594
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 6.86%, 10/17/2031 (a) (k)	595,000	595,191
Series 2021-4A, Class A, 6.71%, 7/15/2033 (a) (k)	2,000,000	1,994,430

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Conn's Receivables Funding LLC
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	450,919	452,693
Series 2023-A, Class A, 8.01%, 1/17/2028 (a)	411,608	412,243
Series 2023-A, Class B, 10.00%, 1/17/2028 (a)	508,000	507,523
CoreVest American Finance Trust
Series 2019-1, Class E, 5.75%, 3/15/2052 (a) (k)	300,000	272,741
Series 2019-2, Class E, 5.41%, 6/15/2052 (a) (k)	350,000	304,689
Series 2019-3, Class E, 4.89%, 10/15/2052 (a) (k)	350,000	296,270
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	250,000	250,743
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	700,000	702,699
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	300,000	297,658
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	900,000	892,417
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	391,000	390,829
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (a)	294,000	230,428
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.58%, 10/15/2030 (a) (k)	1,522,914	1,519,326
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II, 4.47%, 10/25/2045 (a)	558,000	539,468
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	257,175	244,770
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	483,750	434,508
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,960,000	1,628,981
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (a)	594,000	601,748
Dryden CLO Ltd. (Cayman Islands)
Series 2018-64A, Class A, 6.63%, 4/18/2031 (a) (k)	968,373	966,968
Series 2018-58A, Class A1, 6.66%, 7/17/2031 (a) (k)	443,132	442,491
Series 2019-68A, Class AR, 6.83%, 7/15/2035 (a) (k)	1,790,000	1,785,197
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.64%, 4/15/2028 (a) (k)	750,249	749,831
Series 2013-26A, Class AR, 6.56%, 4/15/2029 (a) (k)	1,063,101	1,060,894
Series 2015-41A, Class AR, 6.63%, 4/15/2031 (a) (k)	869,057	867,106
Series 2016-43A, Class AR2, 6.72%, 4/20/2034 (a) (k)	600,000	596,596
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	1,500,000	1,374,575
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,600,000	1,437,583
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	374,000	380,096
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	467,000	460,155
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	525,000	516,251
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	2,400,000	2,273,235
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,349,000	1,350,368
Elmwood CLO Ltd. (Cayman Islands)
Series 2020-1A, Class A, 6.90%, 4/15/2033 (a) (k)	1,200,000	1,199,358
Series 2021-3A, Class A, 6.72%, 10/20/2034 (a) (k)	890,000	887,689
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	2,000,000	1,935,761
Series 2021-2A, Class D, 1.40%, 4/15/2027	2,000,000	1,867,490
Series 2023-1A, Class B, 5.72%, 4/15/2027	149,000	148,411
Series 2021-3A, Class D, 1.55%, 6/15/2027	500,000	461,376
Series 2020-3A, Class F, 5.56%, 6/15/2027 (a)	1,500,000	1,469,582
Series 2023-1A, Class C, 5.82%, 2/15/2028	176,000	174,186

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,827,000	1,824,961
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	750,000	691,982
Series 2023-2A, Class C, 5.75%, 7/17/2028	500,000	493,756
Series 2023-4A, Class C, 6.51%, 8/15/2028	920,000	918,621
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	396,015
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	900,000	803,924
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	164,710
Series 2022-6A, Class D, 8.03%, 4/6/2029	375,000	384,738
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	942,956
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	495,606
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	493,956
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,070,000	940,848
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	900,000	967,952
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	500,000	464,649
Flagship Credit Auto Trust
Series 2019-3, Class E, 3.84%, 12/15/2026 (a)	800,000	767,076
Series 2023-1, Class A3, 5.01%, 8/16/2027 (a)	133,000	131,621
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	100,000	98,579
Flatiron CLO Ltd. (Cayman Islands)
Series 2018-1A, Class A, 6.61%, 4/17/2031 (a) (k)	213,304	212,940
Series 2019-1A, Class AR, 6.73%, 11/16/2034 (a) (k)	450,000	449,464
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	300,000	261,460
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	438,000	436,853
FREED ABS Trust
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	200,000	190,222
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	100,000	99,685
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	259,170	260,032
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-21A, Class AR, 6.70%, 4/20/2031 (a) (k)	297,901	297,564
Series 2016-22A, Class ARR, 6.86%, 4/16/2034 (a) (k)	2,200,000	2,197,360
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class A2, 5.98%, 8/17/2026 (a)	394,149	393,896
Series 2023-1A, Class B, 6.19%, 6/15/2027 (a)	484,000	482,612
Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	650,000	615,034
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	250,000	237,006
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	420,000	412,976
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	2,300,000	2,109,918
Series 2023-1A, Class C, 6.38%, 12/15/2028 (a)	203,000	202,431
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	652,000	653,926
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	2,500,000	2,269,967
Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2017-2A, Class AR, 6.59%, 11/20/2030 (a) (k)	1,283,035	1,279,550
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 6.80%, 7/20/2031 (a) (k)	250,000	249,863
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	207,239	199,385
Greenwood Park CLO Ltd. Series 2018-1A, Class A2, 6.67%, 4/15/2031 (a) (k)	300,595	299,893
Hertz Vehicle Financing LLC
Series 2022-3A, Class B, 3.86%, 3/25/2025 (a)	333,333	331,880
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	300,000	286,524
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	400,000	395,157
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	292,000	289,177

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	595,000	595,222
Series 2023-3A, Class D, 9.43%, 2/25/2028 (a)	1,600,000	1,596,163
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 9.62%, 4/20/2037 (a) (k)	195,500	188,210
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	247,556	235,303
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	439,016	415,521
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 6.75%, 1/20/2031 (a) (k)	464,623	464,128
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	521,611
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	473,372
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	50,000	519,821
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	2,250,000	1,860,455
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	81,735	80,879
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	200,000	197,169
Lendmark Funding Trust Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	500,000	404,415
Madison Park Funding Ltd. (Cayman Islands)
Series 2014-13A, Class AR2, 6.61%, 4/19/2030 (a) (k)	258,872	258,374
Series 2018-32A, Class A1R, 6.67%, 1/22/2031 (a) (k)	500,000	498,692
Series 2017-23A, Class AR, 6.62%, 7/27/2031 (a) (k)	1,212,953	1,208,257
Series 2019-34A, Class AR, 6.76%, 4/25/2032 (a) (k)	530,000	529,147
Series 2019-33A, Class AR, 6.68%, 10/15/2032 (a) (k)	1,500,000	1,496,682
Series 2019-37A, Class AR, 6.73%, 7/15/2033 (a) (k)	1,150,000	1,145,674
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 6.46%, 1/15/2028 (a) (k)	283,314	282,529
Series 2019-22A, Class AR, 6.72%, 4/15/2031 (a) (k)	1,000,000	998,345
Series 2015-15A, Class AR, 6.65%, 7/25/2031 (a) (k)	397,752	397,531
Series 2015-12A, Class ARR, 6.76%, 10/15/2031 (a) (k)	700,000	699,399
Mariner Finance Issuance Trust Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	500,000	496,727
Marlette Funding Trust
Series 2023-1A, Class A, 6.07%, 4/15/2033 (a)	346,299	345,544
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	700,000	698,422
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	350,000	351,785
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.58%, 10/15/2029 (a) (k)	236,979	236,094
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 6.68%, 1/28/2030 (a) (k)	665,442	665,078
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.58%, 10/18/2030 (a) (k)	495,361	494,105
Series 2019-34A, Class A1R, 6.66%, 1/20/2035 (a) (k)	1,950,000	1,941,556
New Residential Mortgage LLC Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (a)	490,979	475,005
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	168,000	144,224
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	281,931	259,308
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	146,752	134,965
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	228,326	207,503
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	80,169	73,320
OCP CLO Ltd. (Cayman Islands)
Series 2018-15A, Class A1, 6.78%, 7/20/2031 (a) (k)	346,496	346,252
Series 2020-18A, Class AR, 6.77%, 7/20/2032 (a) (k)	320,000	319,491
Series 2015-9A, Class A1R2, 6.64%, 1/15/2033 (a) (k)	1,500,000	1,490,838
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 6.74%, 1/20/2031 (a) (k)	996,875	995,586

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Octagon Loan Funding Ltd. (Cayman Islands) Series 2014-1A, Class ARR, 6.81%, 11/18/2031 (a) (k)	1,530,000	1,529,345
OHA Credit Partners Ltd. (Cayman Islands) Series 2012-7A, Class AR3, 6.70%, 2/20/2034 (a) (k)	1,500,000	1,497,801
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	468,000	467,255
OneMain Financial Issuance Trust
Series 2018-2A, Class A, 3.57%, 3/14/2033 (a)	131,519	130,199
Series 2023-2A, Class A2, 6.82%, 9/15/2036 (a) (k)	1,780,000	1,781,245
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (a)	25,181	25,124
Series 2022-2, Class D, 11.34%, 10/9/2029	863,000	833,173
Series 2022-3, Class A, 7.45%, 1/8/2030 (a)	261,413	261,517
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	1,499,918	1,220,173
Palmer Square CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 6.79%, 1/17/2031 (a) (k)	908,492	908,128
Series 2018-2A, Class A1A, 6.76%, 7/16/2031 (a) (k)	787,002	786,627
Series 2015-1A, Class A1A4, 6.76%, 5/21/2034 (a) (k)	510,000	509,582
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 6.44%, 4/15/2030 (a) (k)	505,270	503,279
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	665,000	642,724
PMT Issuer Trust-FMSR
Series 2021-FT1, Class A, 8.46%, 3/25/2026 (a) (k)	2,600,000	2,554,249
Series 2022-FT1, Class A, 9.52%, 6/25/2027 (a) (k)	1,200,000	1,202,999
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.58%, 5/25/2027 (a) (k)	343,000	343,008
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (a)	736,000	690,392
PRPM LLC Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (j)	1,000,000	953,781
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (j)	114,355	109,206
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	800,000	665,753
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	214,345	214,250
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	185,766	186,077
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	171,477	172,687
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	142,168	143,412
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	2,000,000	1,897,607
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	428,423
Series 2022-4, Class C, 5.00%, 11/15/2029	1,130,000	1,105,348
Series 2023-3, Class C, 5.77%, 11/15/2030	220,000	219,431
Series 2023-5, Class C, 6.43%, 2/18/2031	1,904,000	1,918,809
Series 2023-6, Class C, 6.40%, 3/17/2031	3,171,000	3,171,059
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	176,236
SBA Small Business Investment Cos. Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,377,225	2,347,905
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	117,387	117,143
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 6.62%, 4/16/2031 (a) (k)	1,011,544	1,009,578
Series 2020-23A, Class AR, 6.68%, 1/15/2034 (a) (k)	600,000	598,028
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	400,000	411,078
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	151,794	152,692
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (a)	101,000	93,280
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	29,167	27,323

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2016-1, Class B, 3.65%, 1/7/2026	26,447	24,694
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 18.32%, 2/20/2030 (a) (k)	416,617	416,617
Series 2022-PT3, Class A, 19.85%, 4/20/2030 ‡ (a) (k)	271,605	275,296
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	3,300,000	3,125,520
Series 2022-2, Class B, 6.10%, 5/20/2032 (a)	250,000	247,506
Voya CLO Ltd. (Cayman Islands) Series 2020-2A, Class A1R, 6.82%, 7/19/2034 (a) (k)	1,000,000	998,429
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	432,000	424,508
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375,000	371,362
Series 2021-3A, Class F, 4.25%, 6/15/2028 (a)	2,000,000	1,753,443
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	405,000	398,878
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	920,000	911,341
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	437,000	434,236
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	632,000	624,098
Total Asset-Backed Securities (Cost $162,092,098)		161,107,084
Commercial Mortgage-Backed Securities — 13.6%
BANK
Series 2022-BNK39, Class XA, IO, 0.53%, 2/15/2055 (k)	8,060,318	214,118
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	700,000	384,543
Series 2020-BN28, Class XA, IO, 1.88%, 3/15/2063 (k)	4,130,496	366,714
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	320,000	133,340
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (k)	4,500,000	279,098
Series 2023-C20, Class XA, IO, 1.07%, 7/15/2056 (k)	13,294,229	724,597
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (k)	1,350,000	1,384,613
Benchmark Mortgage Trust
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	696,756
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	683,023
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (k)	800,000	729,350
Series 2022-B37, Class A5, 5.94%, 11/15/2055 (k)	604,000	608,034
BHMS Series 2018-ATLS, Class A, 6.87%, 7/15/2035 (a) (k)	2,580,000	2,549,706
BX Series 2021-MFM1, Class A, 6.14%, 1/15/2034 (a) (k)	536,383	527,952
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 6.17%, 10/15/2036 (a) (k)	337,457	330,150
Series 2021-VINO, Class A, 6.09%, 5/15/2038 (a) (k)	272,098	266,970
Series 2021-ACNT, Class A, 6.29%, 11/15/2038 (a) (k)	850,000	833,465
BX Trust Series 2022-LBA6, Class A, 6.32%, 1/15/2039 (a) (k)	155,000	151,207
CD Mortgage Trust Series 2018-CD7, Class C, 5.00%, 8/15/2051 (k)	580,000	463,709
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class XA, IO, 0.83%, 6/10/2051 (k)	1,478,878	37,906
Series 2018-C6, Class XA, IO, 0.92%, 11/10/2051 (k)	2,073,319	62,715
Series 2015-GC33, Class B, 4.73%, 9/10/2058 (k)	65,000	50,410
Commercial Mortgage Trust
Series 2015-CR22, Class D, 4.20%, 3/10/2048 (a) (k)	500,000	389,125
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (k)	65,000	59,563
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 6.35%, 5/15/2036 (a) (k)	588,536	587,209

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC Series K-153, Class X1, IO, 0.60%, 12/25/2032 (k)	16,499,830	565,570
FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (k)	2,000,000	127,345
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (k)	2,000,000	131,852
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	2,500,000	368,982
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (k)	5,600,000	414,722
FHLMC, Multi-Family Structured Credit Risk
Series 2023-MN7, Class M1, 8.93%, 9/25/2043 ‡ (a) (k)	899,658	904,093
Series 2023-MN7, Class M2, 11.03%, 9/25/2043 ‡ (a) (k)	750,000	753,752
Series 2023-MN7, Class B1, 14.18%, 9/25/2043 ‡ (a) (k)	500,000	502,519
Series 2021-MN3, Class M2, 9.33%, 11/25/2051 (a) (k)	4,700,000	4,305,603
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K038, Class X1, IO, 1.22%, 3/25/2024 (k)	51,957,236	63,601
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (k)	5,557,027	57,492
Series K738, Class X1, IO, 1.62%, 1/25/2027 (k)	14,812,671	552,495
Series K063, Class X3, IO, 2.15%, 2/25/2027 (k)	11,342,000	672,443
Series K740, Class X1, IO, 0.83%, 9/25/2027 (k)	15,733,864	374,005
Series K072, Class X1, IO, 0.49%, 12/25/2027 (k)	15,323,223	198,089
Series K741, Class X1, IO, 0.65%, 12/25/2027 (k)	1,441,191	26,835
Series K742, Class X1, IO, 0.87%, 3/25/2028 (k)	2,763,389	60,609
Series K742, Class X3, IO, 2.68%, 4/25/2028 (k)	5,000,000	457,385
Series K743, Class X1, IO, 1.02%, 5/25/2028 (k)	1,649,536	56,633
Series K078, Class X1, IO, 0.22%, 6/25/2028 (k)	62,454,268	313,396
Series K745, Class X1, IO, 0.77%, 8/25/2028 (k)	15,928,327	413,495
Series K082, Class X1, IO, 0.15%, 9/25/2028 (k)	197,048,140	533,133
Series K083, Class X1, IO, 0.18%, 9/25/2028 (k)	132,773,201	470,163
Series K086, Class X1, IO, 0.39%, 11/25/2028 (k)	51,318,281	589,247
Series K084, Class X3, IO, 2.31%, 11/25/2028 (k)	751,485	70,430
Series K091, Class X1, IO, 0.71%, 3/25/2029 (k)	8,804,195	223,508
Series K096, Class X3, IO, 2.11%, 7/25/2029 (k)	8,380,000	764,341
Series K100, Class X1, IO, 0.77%, 9/25/2029 (k)	54,778,110	1,707,450
Series K090, Class X3, IO, 2.39%, 10/25/2029 (k)	5,000,000	527,663
Series K104, Class X1, IO, 1.25%, 1/25/2030 (k)	9,306,171	496,999
Series K109, Class X1, IO, 1.70%, 4/25/2030 (k)	5,941,499	461,168
Series K110, Class X1, IO, 1.81%, 4/25/2030 (k)	8,843,451	718,445
Series K115, Class X1, IO, 1.43%, 6/25/2030 (k)	7,960,400	535,423
Series K119, Class X1, IO, 1.02%, 9/25/2030 (k)	7,339,663	355,985
Series K120, Class X1, IO, 1.13%, 10/25/2030 (k)	21,735,545	1,164,814
Series K123, Class X1, IO, 0.86%, 12/25/2030 (k)	18,406,273	764,188
Series K129, Class X3, IO, 3.27%, 5/25/2031 (k)	8,000,000	1,429,780
Series K133, Class X1, IO, 0.44%, 9/25/2031 (k)	7,467,808	164,979
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (k)	1,187,166	51,459
Series Q012, Class X, IO, 4.09%, 9/25/2035 (k)	406,627	71,733
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (k)	412,472	15,513
Series K067, Class X3, IO, 2.19%, 9/25/2044 (k)	15,000,000	1,037,078
Series K060, Class X3, IO, 1.96%, 12/25/2044 (k)	11,950,000	594,362
Series K730, Class X3, IO, 2.10%, 2/25/2045 (k)	25,000,000	544,655
Series K065, Class X3, IO, 2.26%, 7/25/2045 (k)	8,509,531	567,784
Series K066, Class X3, IO, 2.24%, 8/25/2045 (k)	25,000,000	1,741,633

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K071, Class X3, IO, 2.08%, 11/25/2045 (k)	8,700,000	608,903
Series K085, Class X3, IO, 2.39%, 12/25/2045 (k)	1,850,000	171,935
Series K097, Class X3, IO, 2.09%, 9/25/2046 (k)	3,000,000	275,984
Series K082, Class X3, IO, 2.29%, 10/25/2046 (k)	10,000,000	918,684
Series K083, Class X3, IO, 2.37%, 11/25/2046 (k)	621,062	58,428
Series K737, Class X3, IO, 1.83%, 1/25/2048 (k)	11,779,376	551,149
Series K109, Class X3, IO, 3.50%, 5/25/2048 (k)	3,400,000	580,982
Series K121, Class X3, IO, 2.87%, 11/25/2048 (k)	5,000,000	740,493
Series K126, Class X3, IO, 2.72%, 1/25/2049 (k)	2,950,000	424,770
Series K124, Class X3, IO, 2.71%, 2/25/2049 (k)	5,000,000	702,828
Series K741, Class X3, IO, 2.53%, 3/25/2049 (k)	13,766,615	1,103,467
Series K743, Class X3, IO, 3.06%, 6/25/2049 (k)	13,000,000	1,385,232
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 1.04%, 2/10/2056 (k)	5,683,075	165,568
FNMA ACES
Series 2020-M3, Class X1, IO, 0.44%, 2/25/2030 (k)	3,543,576	60,119
Series 2022-M2, Class X2, IO, 0.30%, 1/25/2032 (k)	2,832,792	37,261
Series 2020-M31, Class AB, 0.50%, 10/25/2032	73,077	57,703
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (k)	1,500,000	1,434,774
FREMF Mortgage Trust
Series 2017-KF31, Class B, 8.33%, 4/25/2024 (a) (k)	145,324	144,637
Series 2017-KF38, Class B, 7.93%, 9/25/2024 (a) (k)	828,828	813,685
Series 2018-KF45, Class B, 7.38%, 3/25/2025 (a) (k)	675,023	649,564
Series 2018-KF47, Class B, 7.43%, 5/25/2025 (a) (k)	243,085	236,428
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (a) (k)	25,000	23,590
Series 2018-KF53, Class B, 7.48%, 10/25/2025 (k)	24,588	23,702
Series 2019-KF60, Class B, 7.78%, 2/25/2026 (a) (k)	750,442	720,645
Series 2019-KF62, Class B, 7.48%, 4/25/2026 (a) (k)	5,311	4,953
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (k)	150,000	143,370
Series 2019-KF72, Class B, 7.53%, 11/25/2026 (a) (k)	730,796	685,384
Series 2017-KF40, Class B, 8.13%, 11/25/2027 (a) (k)	943,700	871,959
Series 2018-KF43, Class B, 7.58%, 1/25/2028 (a) (k)	21,473	20,287
Series 2018-KF50, Class B, 7.33%, 7/25/2028 (a) (k)	3,383	3,018
Series 2018-KF54, Class B, 7.63%, 11/25/2028 (k)	678,950	621,299
Series 2019-KF59, Class B, 7.78%, 2/25/2029 (a) (k)	675,975	635,312
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	19,742,350	70,755
Series 2019-KW09, Class C, PO, 6/25/2029 ‡ (a)	790,000	483,706
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	10,000,000	41,353
Series 2019-KF67, Class C, 11.43%, 8/25/2029 (a) (k)	3,246,732	2,710,435
Series 2020-KF76, Class B, 8.18%, 1/25/2030 (a) (k)	692,386	643,833
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (k)	300,000	249,462
Series 2023-KF149, Class CS, 11.47%, 12/25/2032 (a) (k)	499,894	510,154
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	64,887,044	426,081
Series 2014-K38, Class B, 4.37%, 6/25/2047 (a) (k)	335,000	331,571
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (k)	100,000	96,544
Series 2017-K724, Class D, PO, 12/25/2049 ‡ (a)	500,000	496,681
Series 2017-K62, Class B, 4.01%, 1/25/2050 (a) (k)	415,000	392,066
Series 2018-K730, Class B, 3.92%, 2/25/2050 (a) (k)	200,000	194,114
Series 2019-K91, Class C, 4.40%, 4/25/2051 (a) (k)	250,000	227,952

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
GNMA
Series 2015-93, IO, 0.26%, 11/16/2054 (k)	29,622,390	212,825
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (k)	1,078,148	917,014
Series 2015-33, IO, 0.25%, 2/16/2056 (k)	47,961,712	387,742
Series 2017-53, IO, 0.53%, 11/16/2056 (k)	4,392,495	133,797
Series 2023-127, IO, 0.43%, 7/16/2057 (k)	48,868,357	794,062
Series 2017-158, IO, 0.45%, 9/16/2057 (k)	3,512,226	89,429
Series 2018-45, IO, 0.54%, 3/16/2059 (k)	12,658,707	409,785
Series 2023-108, IO, 0.70%, 8/16/2059 (k)	13,175,140	458,017
Series 2019-109, IO, 0.80%, 4/16/2060 (k)	5,658,679	305,357
Series 2020-184, IO, 0.91%, 11/16/2060 (k)	9,346,837	563,100
Series 2021-17, IO, 1.05%, 1/16/2061 (k)	13,424,369	978,410
Series 2021-90, IO, 0.83%, 5/16/2061 (k)	17,958,839	1,078,509
Series 2021-147, IO, 0.99%, 6/16/2061 (k)	7,770,728	535,266
Series 2019-154, IO, 0.58%, 9/16/2061 (k)	7,279,194	292,759
Series 2021-218, IO, 0.96%, 10/16/2061 (k)	331,367	22,978
Series 2020-110, IO, 0.98%, 3/16/2062 (k)	19,140,529	1,267,413
Series 2020-120, IO, 0.76%, 5/16/2062 (k)	5,947,983	333,070
Series 2020-100, IO, 0.78%, 5/16/2062 (k)	5,730,101	324,328
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (k)	9,431,188	620,727
Series 2020-194, IO, 1.08%, 6/16/2062 (k)	8,505,163	594,200
Series 2020-161, IO, 1.05%, 8/16/2062 (k)	5,017,176	340,652
Series 2021-71, IO, 0.87%, 10/16/2062 (k)	3,625,761	223,367
Series 2020-190, IO, 1.05%, 11/16/2062 (k)	8,369,693	617,368
Series 2021-35, IO, 1.03%, 12/16/2062 (k)	3,222,716	229,680
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (k)	6,449,181	502,738
Series 2021-40, IO, 0.82%, 2/16/2063 (k)	3,152,247	190,967
Series 2021-120, IO, 0.99%, 2/16/2063 (k)	6,484,503	451,025
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (k)	3,290,640	186,843
Series 2021-106, IO, 0.86%, 4/16/2063 (k)	4,998,716	325,340
Series 2021-151, IO, 0.92%, 4/16/2063 (k)	8,009,770	538,042
Series 2021-60, IO, 0.83%, 5/16/2063 (k)	2,254,447	132,600
Series 2021-126, IO, 0.85%, 5/16/2063 (k)	9,800,224	624,354
Series 2021-22, IO, 0.98%, 5/16/2063 (k)	7,933,225	538,636
Series 2021-10, IO, 0.99%, 5/16/2063 (k)	4,950,302	340,331
Series 2021-170, IO, 0.99%, 5/16/2063 (k)	12,078,543	858,321
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (k)	1,730,961	71,679
Series 2021-133, IO, 0.88%, 7/16/2063 (k)	9,052,855	593,086
Series 2021-61, IO, 1.04%, 8/16/2063 (k)	1,393,624	96,005
Series 2023-15, Class AB, 4.00%, 8/16/2063 (k)	742,891	684,469
Series 2023-179, IO, 0.61%, 9/16/2063 (h) (k)	21,000,000	840,000
Series 2021-110, IO, 0.87%, 11/16/2063 (k)	5,754,300	369,077
Series 2021-200, IO, 0.88%, 11/16/2063 (k)	1,987,460	134,354
Series 2021-180, IO, 0.91%, 11/16/2063 (k)	8,966,728	611,209
Series 2021-185, IO, 1.10%, 11/16/2063 (k)	1,509,444	119,486
Series 2021-220, IO, 0.83%, 12/16/2063 (k)	11,161,538	689,244
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (k)	1,252,033	62,375
Series 2021-224, IO, 0.78%, 4/16/2064 (k)	1,943,577	123,435
Series 2022-149, IO, 0.45%, 6/16/2064 (k)	13,305,137	586,971

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-134, IO, 0.51%, 6/16/2064 (k)	2,951,342	135,304
Series 2022-165, IO, 0.59%, 6/16/2064 (k)	9,617,042	518,128
Series 2022-80, IO, 0.59%, 6/16/2064 (k)	1,167,477	56,669
Series 2022-62, IO, 0.62%, 6/16/2064 (k)	1,949,874	101,339
Series 2022-52, IO, 0.77%, 6/16/2064 (k)	9,746,028	547,120
Series 2022-141, IO, 0.78%, 6/16/2064 (k)	2,966,077	205,625
Series 2022-210, IO, 0.70%, 7/16/2064 (k)	2,177,357	137,739
Series 2022-199, IO, 0.76%, 7/16/2064 (k)	3,957,529	254,128
Series 2023-15, IO, 0.92%, 8/16/2064 (k)	1,785,750	132,562
Series 2023-36, IO, 0.94%, 10/16/2064 (k)	5,647,191	390,529
Series 2023-26, IO, 0.97%, 4/16/2065 (k)	4,966,447	352,384
Series 2023-51, IO, 1.12%, 5/16/2065 (k)	11,606,252	977,928
Series 2023-126, IO, 0.88%, 7/16/2065 (k)	8,171,626	603,063
Series 2023-46, 1.16%, 7/16/2065 (k)	4,500,000	367,009
GS Mortgage Securities Trust
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	750,000	581,108
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	800,000	382,497
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 7.57%, 10/15/2039 (a) (k)	104,962	103,966
Series 2022-LPF2, Class E, 11.26%, 10/15/2039 (a) (k)	240,000	226,569
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (k)	2,550,000	1,824,622
Series 2015-C31, Class B, 4.78%, 8/15/2048 (k)	3,790,000	3,098,381
Series 2015-C33, Class C, 4.79%, 12/15/2048 (k)	150,000	123,134
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (k)	1,050,000	785,677
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (k)	850,000	729,502
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.04%, 12/15/2046 (a) (k)	1,500,000	1,275,000
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (k)	2,200,000	1,506,604
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.20%, 4/15/2047 (a) (k)	1,337,000	1,275,584
Series 2014-C16, Class AS, 4.09%, 6/15/2047	600,000	587,143
Series 2014-C18, Class B, 4.58%, 10/15/2047 (k)	100,000	96,001
Series 2016-C31, Class C, 4.40%, 11/15/2049 (k)	100,000	75,423
Series 2015-C23, Class B, 4.28%, 7/15/2050 (k)	900,000	832,244
Morgan Stanley Capital I Trust Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	500,000	245,361
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	400,000	229,920
MSC Trust Series 2021-ILP, Class A, 6.22%, 11/15/2036 (a) (k)	239,209	233,204
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (k)	4,883,640	4,658,772
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (k)	5,186,508	4,956,361
Series 2023-01, Class M7, 9.33%, 11/25/2053 (a) (k)	2,500,000	2,518,734
Series 2023-01, Class M10, 11.83%, 11/25/2053 (a) (k)	825,000	834,265
TPGI Trust Series 2021-DGWD, Class A, 6.14%, 6/15/2026 (a) (k)	94,293	92,664
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (a)	146,335	137,372
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (k)	250,031	236,977
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (k)	520,072	495,386

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	250,000	148,285
Series 2022-C62, Class C, 4.50%, 4/15/2055 (k)	100,000	71,350
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class C, 3.90%, 9/15/2057 (k)	100,000	70,472
Series 2014-C22, Class B, 4.37%, 9/15/2057 (k)	100,000	84,627
Total Commercial Mortgage-Backed Securities (Cost $120,289,239)		115,885,116
Collateralized Mortgage Obligations — 6.7%
Angel Oak Mortgage Trust I LLC Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (k)	800,000	716,158
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.86%, 4/25/2046 (k)	148,261	120,440
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (j)	378,361	378,454
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2B1, 9.79%, 7/25/2031 (a) (k)	1,500,000	1,605,188
Series 2019-R04, Class 2B1, 10.69%, 6/25/2039 (a) (k)	693,574	738,606
Series 2019-R07, Class 1B1, 8.84%, 10/25/2039 (a) (k)	670,000	681,467
Series 2020-R01, Class 1B1, 8.69%, 1/25/2040 (a) (k)	1,500,000	1,516,693
Series 2022-R06, Class 1M2, 9.18%, 5/25/2042 (a) (k)	1,100,000	1,155,052
Series 2023-R01, Class 1M1, 7.73%, 12/25/2042 (a) (k)	2,649,447	2,694,104
Series 2023-R02, Class 1M1, 7.63%, 1/25/2043 (a) (k)	279,352	283,508
Series 2023-R02, Class 1M2, 8.68%, 1/25/2043 (a) (k)	550,000	570,826
Series 2023-R02, Class 1B1, 10.88%, 1/25/2043 (a) (k)	350,000	374,351
Series 2023-R04, Class 1M1, 7.63%, 5/25/2043 (a) (k)	1,085,426	1,101,934
Series 2023-R04, Class 1M2, 8.88%, 5/25/2043 (a) (k)	500,000	521,737
Series 2023-R06, Class 1M2, 8.03%, 7/25/2043 (a) (k)	680,000	687,479
Series 2023-R07, Class 2M2, 8.58%, 9/25/2043 (a) (k)	1,500,000	1,541,615
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (k)	115,128	106,777
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class M2, 7.58%, 8/25/2033 (a) (k)	1,791,928	1,787,374
Series 2022-DNA3, Class M1B, 8.23%, 4/25/2042 (a) (k)	500,000	510,705
Series 2023-DNA1, Class M1A, 7.43%, 3/25/2043 (a) (k)	530,905	538,844
FHLMC Stacr Trust Series 2019-HQA1, Class B1, 9.84%, 2/25/2049 (a) (k)	750,000	809,029
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 10.59%, 10/25/2029 (k)	250,000	273,112
Series 2017-DNA3, Class B1, 9.89%, 3/25/2030 (k)	1,550,000	1,670,071
Series 2023-DNA2, Class M1A, 7.43%, 4/25/2043 (a) (k)	1,152,774	1,166,732
FHLMC, REMIC Series 5164, Class J, 2.50%, 5/25/2049	1,339,399	1,128,184
Fhms Frn, 0.00%, 4/25/2035 (h)	18,000,000	4,069,688
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 11.19%, 7/25/2029 (k)	2,400,000	2,711,801
Series 2017-C02, Class 2B1, 10.94%, 9/25/2029 (k)	2,120,000	2,370,945
Series 2017-C03, Class 1B1, 10.29%, 10/25/2029 (k)	780,000	850,161
Series 2017-C05, Class 1B1, 9.04%, 1/25/2030 (k)	1,090,558	1,147,784
Series 2017-C06, Class 1B1, 9.59%, 2/25/2030 (k)	450,000	480,361
Series 2017-C07, Class 1B1, 9.44%, 5/25/2030 (k)	790,000	857,024
Series 2018-C01, Class 1B1, 8.99%, 7/25/2030 (k)	1,346,000	1,441,705
Series 2018-C03, Class 1B1, 9.19%, 10/25/2030 (k)	3,647,000	3,928,757
Series 2021-R02, Class 2B1, 8.63%, 11/25/2041 (a) (k)	64,000	64,119
Series 2021-R02, Class 2B2, 11.53%, 11/25/2041 (a) (k)	26,000	26,606

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FNMA, REMIC Series 2021-86, Class T, 2.50%, 9/25/2048	1,195,982	1,013,901
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (a) (k)	462,326	414,983
GNMA
Series 2014-181, Class SL, IF, IO, 0.15%, 12/20/2044 (k)	491,886	42,345
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	943,647	151,397
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,423,817	195,952
Series 2021-117, Class ES, IF, IO, 0.85%, 7/20/2051 (k)	1,657,619	207,416
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	147,628	23,093
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,963,348	420,847
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (j)	1,160,000	1,152,386
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (j)	500,000	498,812
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (j)	1,550,000	1,544,455
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (j)	3,870,000	3,754,179
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (j)	260,000	256,968
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (k)	123,190	108,639
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (k)	267,781	240,781
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (k)	188,906	169,248
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (j)	614,168	608,739
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (a) (j)	764,086	770,328
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (j)	374,564	375,303
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 8.86%, 8/25/2025 (a) (k)	280,000	280,084
PRPM LLC Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (j)	636,065	624,711
STACR Trust
Series 2018-HRP2, Class B1, 9.64%, 2/25/2047 (a) (k)	600,000	653,901
Series 2018-DNA3, Class B1, 9.34%, 9/25/2048 (a) (k)	300,000	320,813
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	250,000	185,105
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (j)	787,945	778,961
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (j)	617,235	613,713
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (j)	911,015	900,618
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (k)	500,000	450,814
Total Collateralized Mortgage Obligations (Cost $56,746,421)		57,385,883
Foreign Government Securities — 3.1%
Dominican Republic Government Bond
5.50%, 2/22/2029 (f)	350,000	330,487
7.05%, 2/3/2031 (a)	510,000	512,596
7.05%, 2/3/2031 (f)	500,000	502,545
6.00%, 2/22/2033 (a)	150,000	139,748
6.00%, 2/22/2033 (f)	500,000	465,825
6.40%, 6/5/2049 (f)	750,000	657,375
5.88%, 1/30/2060 (f)	150,000	120,102
Federal Republic of Nigeria
7.63%, 11/21/2025 (f)	600,000	585,000
6.50%, 11/28/2027 (f)	800,000	708,000

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
6.13%, 9/28/2028 (f)	200,000	169,500
7.88%, 2/16/2032 (f)	500,000	421,875
7.38%, 9/28/2033 (f)	400,000	316,750
8.25%, 9/28/2051 (a)	200,000	150,750
Federative Republic of Brazil 3.75%, 9/12/2031	200,000	174,020
Gabonese Republic 6.95%, 6/16/2025 (f)	800,000	734,000
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (f)	600,000	580,500
5.85%, 7/7/2030 (f)	400,000	363,500
7.38%, 10/10/2047 (f)	400,000	346,000
Islamic Republic of Pakistan
8.25%, 4/15/2024 (f)	400,000	375,444
6.00%, 4/8/2026 (f)	400,000	274,044
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	267,000	269,083
Kingdom of Bahrain
7.38%, 5/14/2030 (f)	200,000	204,000
5.45%, 9/16/2032 (f)	200,000	177,500
7.50%, 9/20/2047 (f)	200,000	182,000
Kingdom of Morocco 6.50%, 9/8/2033 (f)	400,000	404,500
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	200,000	198,500
Republic of Angola
9.50%, 11/12/2025 (f)	400,000	389,250
8.25%, 5/9/2028 (f)	600,000	531,000
8.00%, 11/26/2029 (f)	400,000	334,500
8.75%, 4/14/2032 (a)	200,000	166,688
9.13%, 11/26/2049 (f)	200,000	151,000
Republic of Armenia 3.60%, 2/2/2031 (f)	400,000	311,600
Republic of Colombia
4.50%, 3/15/2029	200,000	179,000
3.00%, 1/30/2030	200,000	160,100
8.75%, 11/14/2053	379,000	401,740
Republic of Costa Rica
6.13%, 2/19/2031 (f)	200,000	199,300
6.55%, 4/3/2034 (a)	920,000	924,760
7.00%, 4/4/2044 (f)	400,000	399,200
7.30%, 11/13/2054 (a)	565,000	575,170
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (f)	1,400,000	1,344,700
5.75%, 12/31/2032 (f) (j)	283,473	261,311
6.13%, 6/15/2033 (f)	600,000	529,500
Republic of El Salvador
6.38%, 1/18/2027 (f)	450,000	379,345
8.63%, 2/28/2029 (f)	200,000	169,936
7.12%, 1/20/2050 (f)	350,000	233,467
Republic of Ghana
6.38%, 2/11/2027 (f) (i)	200,000	87,750
8.75%, 3/11/2061 (f) (i)	200,000	85,000
Republic of Guatemala 6.60%, 6/13/2036 (a)	400,000	385,448
Republic of Honduras 6.25%, 1/19/2027 (f)	350,000	328,475

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Iraq 5.80%, 1/15/2028 (f)	1,096,875	1,007,754
Republic of Kenya
7.00%, 5/22/2027 (f)	400,000	361,000
8.00%, 5/22/2032 (f)	200,000	168,500
Republic of Namibia 5.25%, 10/29/2025 (f)	200,000	194,500
Republic of Panama 6.40%, 2/14/2035	200,000	187,030
Republic of Paraguay
5.85%, 8/21/2033 (a)	200,000	193,344
6.10%, 8/11/2044 (f)	400,000	365,292
5.40%, 3/30/2050 (a)	200,000	163,498
Republic of Rwanda 5.50%, 8/9/2031 (a)	200,000	155,000
Republic of Senegal
6.25%, 5/23/2033 (f)	1,000,000	828,750
6.75%, 3/13/2048 (f)	400,000	281,000
Republic of Serbia 6.50%, 9/26/2033 (a)	200,000	197,250
Republic of South Africa
4.30%, 10/12/2028	500,000	450,000
5.88%, 4/20/2032	200,000	179,390
6.25%, 3/8/2041	100,000	81,750
Republic of Turkey
9.38%, 3/14/2029	200,000	211,750
9.38%, 1/19/2033	200,000	212,500
Republic of Turkiye (The) 9.88%, 1/15/2028	300,000	322,125
Republic of Uzbekistan 5.38%, 2/20/2029 (f)	200,000	182,800
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (a)	200,000	202,700
Romania Government Bond 6.63%, 2/17/2028 (f)	200,000	203,750
State of Mongolia
3.50%, 7/7/2027 (f)	200,000	174,522
4.45%, 7/7/2031 (f)	200,000	161,022
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (f)	600,000	614,475
6.50%, 3/8/2047 (f)	400,000	383,000
6.75%, 1/17/2048 (f)	200,000	194,440
Tunisian Republic 5.75%, 1/30/2025 (f)	200,000	158,250
Turkiye Ihracat Kredi Bankasi A/S
9.38%, 1/31/2026 (a)	400,000	410,750
9.00%, 1/28/2027 (a)	400,000	407,375
Total Foreign Government Securities (Cost $27,063,882)		26,545,401
Municipal Bonds — 0.1% (a) (k) (l)
California — 0.1%
California Infrastructure & Economic Development Bank Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (Cost $600,000)	600,000	607,646
Convertible Bonds — 0.0% ^
Media — 0.0% ^
DISH Network Corp. 2.38%, 3/15/2024 (Cost $150,000)	150,000	143,340

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (m) (n) (Cost $2,657,620)	2,656,419	2,657,748
Total Investments — 103.1% (Cost $889,089,923)		881,850,404
Liabilities in Excess of Other Assets — (3.1)%		(26,626,803)
NET ASSETS — 100.0%		855,223,601

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $2,820,511 or 0.33% of the Fund’s
net assets as of November 30, 2023.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Defaulted security.
(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2023.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 12/25/2053(a)	(22,600,000)	(20,523,184)
(Proceeds received of $20,140,254)		(20,523,184)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of November 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	116	03/19/2024	USD	12,747,313	67,591
U.S. Treasury 10 Year Ultra Note	308	03/19/2024	USD	34,991,688	211,173
U.S. Treasury Ultra Bond	10	03/19/2024	USD	1,231,250	17,698
U.S. Treasury 2 Year Note	635	03/28/2024	USD	129,877,344	360,845
U.S. Treasury 5 Year Note	1,687	03/28/2024	USD	180,390,384	687,938
					1,345,245
Short Contracts
U.S. Treasury 10 Year Ultra Note	(181)	03/19/2024	USD	(20,563,297)	(66,482)
U.S. Treasury Long Bond	(187)	03/19/2024	USD	(21,808,875)	(163,324)
U.S. Treasury Ultra Bond	(62)	03/19/2024	USD	(7,633,750)	(65,621)
					(295,427)
					1,049,818

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of November 30, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	1,075,270,972	USD	7,198,181	BNP Paribas	12/15/2023	67,289
JPY	180,363,801	USD	1,208,209	HSBC Bank, NA	12/15/2023	10,487
Total unrealized appreciation						77,776
Net unrealized appreciation						77,776

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Abbreviations
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.78	USD2,200,000	16,744	(40,787)	(24,043)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.78	USD5,000,000	7,985	(62,628)	(54,643)
							24,729	(103,415)	(78,686)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD13,150,000	(81,340)	(554,279)	(635,619)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD13,150,000	(118,413)	(517,206)	(635,619)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD26,000,000	(980,479)	(276,017)	(1,256,496)
						(1,180,232)	(1,347,502)	(2,527,734)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V2	5.00	Quarterly	6/20/2028	3.81	USD1,800,000	8,874	87,380	96,254

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2023:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	24,729	(78,686)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$159,268,809	$1,838,275	$161,107,084
Collateralized Mortgage Obligations	—	56,935,069	450,814	57,385,883
Commercial Mortgage-Backed Securities	—	112,744,365	3,140,751	115,885,116
Convertible Bonds	—	143,340	—	143,340
Corporate Bonds
Aerospace & Defense	—	2,652,918	—	2,652,918
Automobile Components	—	8,576,002	—	8,576,002
Banks	—	10,058,757	—	10,058,757
Biotechnology	—	353,360	—	353,360
Broadline Retail	—	1,731,529	—	1,731,529
Building Products	—	5,062,950	—	5,062,950
Capital Markets	—	2,833,471	—	2,833,471
Chemicals	—	9,065,238	—	9,065,238
Commercial Services & Supplies	—	9,611,928	—	9,611,928
Communications Equipment	—	1,880,914	—	1,880,914
Construction & Engineering	—	1,417,886	—	1,417,886
Construction Materials	—	154,059	—	154,059
Consumer Finance	—	10,673,008	—	10,673,008
Consumer Staples Distribution & Retail	—	7,322,122	—	7,322,122
Containers & Packaging	—	8,299,690	—	8,299,690
Distributors	—	188,415	—	188,415
Diversified Consumer Services	—	1,033,237	—	1,033,237
Diversified REITs	—	1,654,598	—	1,654,598
Diversified Telecommunication Services	—	17,310,625	706,450	18,017,075
Electric Utilities	—	7,232,251	—	7,232,251
Electrical Equipment	—	795,269	—	795,269
Electronic Equipment, Instruments & Components	—	2,481,165	—	2,481,165
Energy Equipment & Services	—	1,260,201	—	1,260,201
Entertainment	—	5,002,453	—	5,002,453
Financial Services	—	3,179,207	—	3,179,207
Food Products	—	4,615,876	—	4,615,876
Gas Utilities	—	1,193,324	—	1,193,324
Ground Transportation	—	6,545,306	—	6,545,306
Health Care Equipment & Supplies	—	5,521,803	—	5,521,803
Health Care Providers & Services	—	13,838,673	—	13,838,673
Health Care Technology	—	726,010	—	726,010
Hotel & Resort REITs	—	1,995,840	—	1,995,840
Hotels, Restaurants & Leisure	—	17,433,572	—	17,433,572
Household Durables	—	4,001,234	—	4,001,234
Household Products	—	3,630,834	—	3,630,834
Independent Power and Renewable Electricity Producers	—	682,915	—	682,915
IT Services	—	1,480,678	—	1,480,678
Leisure Products	—	696,471	—	696,471
Machinery	—	1,535,780	—	1,535,780
Marine Transportation	—	151,040	—	151,040

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$32,166,073	$—	$32,166,073
Metals & Mining	—	3,549,142	—	3,549,142
Oil, Gas & Consumable Fuels	—	36,140,087	—	36,140,087
Paper & Forest Products	—	199,500	—	199,500
Passenger Airlines	—	3,100,381	—	3,100,381
Personal Care Products	—	2,512,088	—	2,512,088
Pharmaceuticals	—	7,716,681	—	7,716,681
Professional Services	—	151,500	—	151,500
Real Estate Management & Development	—	239,618	—	239,618
Semiconductors & Semiconductor Equipment	—	2,021,924	—	2,021,924
Software	—	6,292,303	—	6,292,303
Specialized REITs	—	1,130,561	—	1,130,561
Specialty Retail	—	8,339,228	—	8,339,228
Technology Hardware, Storage & Peripherals	—	690,839	—	690,839
Textiles, Apparel & Luxury Goods	—	145,465	—	145,465
Tobacco	—	297,367	—	297,367
Trading Companies & Distributors	—	7,178,700	—	7,178,700
Wireless Telecommunication Services	—	1,731,163	—	1,731,163
Total Corporate Bonds	—	297,483,229	706,450	298,189,679
Foreign Government Securities	—	26,545,401	—	26,545,401
Mortgage-Backed Securities	—	219,328,507	—	219,328,507
Municipal Bonds	—	607,646	—	607,646
Short-Term Investments
Investment Companies	2,657,748	—	—	2,657,748
Total Investments in Securities	$2,657,748	$873,056,366	$6,136,290	$881,850,404
Liabilities
TBA Short Commitment	$—	$(20,523,184)	$—	$(20,523,184)
Total Liabilities in Securities Sold Short	$—	$(20,523,184)	$—	$(20,523,184)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$77,776	$—	$77,776
Futures Contracts	1,345,245	—	—	1,345,245
Swaps	—	87,380	—	87,380
Depreciation in Other Financial Instruments
Futures Contracts	(295,427)	—	—	(295,427)
Swaps	—	(1,450,917)	—	(1,450,917)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,049,818	$(1,285,761)	$—	$(235,943)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Asset-Backed Securities	$3,524,503	$—	$4,172	$(243)	$—	$(1,015,641)	$—	$(674,516)	$1,838,275
Collateralized Mortgage Obligations	1,620,029	—	(4,087)	1	—	—	—	(1,165,129)	450,814
Commercial Mortgage-Backed Securities	—	—	27,412	(79)	2,202,949	(342)	910,809	2	3,140,751
Corporate Bonds	—	(98,861)	(78,935)	22,134	486,113	(195,837)	571,838	(2)	706,450
Total	$5,144,532	$(98,861)	$(51,438)	$21,813	$2,689,062	$(1,211,820)	$1,482,647	$(1,839,645)	$6,136,290

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(51,438).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$323,471	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (6.81%)
			Constant Default Rate	0.00% - 12.00% (10.21%)
			Yield (Discount Rate of Cash Flows)	7.25% - 7.78% (7.33%)

Asset-Backed Securities	323,471
	450,814	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.68% (15.68%)

Collateralized Mortgage Obligations	450,814
Total	$774,285

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $ 5,362,005. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$4,011,385	$369,365,735	$370,724,011	$4,498	$141	$2,657,748	2,656,419	$523,361	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.